The Alger Funds

360 Park Avenue South

New York, New York 10010

January 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Alger Funds

(File Nos. 33-4959 and 811-1355)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Funds (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 101 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 101 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 28, 2017.

Very truly yours,

/s/ Christopher Ullman
Christopher Ullman
Assistant Secretary